State Street Aggregate Bond Index Fund Expense Example - State Street Aggregate Bond Index Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 422
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,056
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	172
Expense Example, with Redemption, 10 Years	400
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	30
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 148